Accounts and Other Receivables - Provision for Doubtful Trade Debts (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 4.4	$ 2.9	$ 1.3
Adjustment to provision	3.1	1.7	2.8
Write-offs, net of recoveries	(1.4)	(0.2)	(1.2)
Balance at end of period	$ 6.1	$ 4.4	$ 2.9